Revenues	6 Months Ended
Jun. 30, 2020
Revenues
Revenues

10. Revenues

	Three months ended June 30,
	SYSTEMS		SERVICES
	2019	2018	2019	2018
	(€ in thousands)
Primary geographical markets
EMEA	908	1,350	1,658	2,340
Asia Pacific	318	299	282	150
Americas	903	234	981	889
	2,129	1,883	2,921	3,379

Timing of revenue recognition
Products transferred at a point in time	1,932	1,571	2,921	3,379
Products and services transferred over time	197	312	--	--
Revenue from contracts with customers	2,129	1,883	2,921	3,379

	Six months ended June 30,
	SYSTEMS		SERVICES
	2019	2018	2019	2018
	(€ in thousands)
Primary geographical markets
EMEA	1,836	2,062	3,480	4,760
Asia Pacific	930	851	500	366
Americas	1,778	345	2,091	1,930
	4,544	3,258	6,071	7,056

Timing of revenue recognition
Products transferred at a point in time	4,125	2,838	6,071	7,056
Products and services transferred over time	419	420	--	--
Revenue from contracts with customers	4,544	3,258	6,071	7,056

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(€ in thousands)		(€ in thousands)
EMEA	2,566	3,690	5,316	6,822
Germany	1,025	1,220	2,376	2,737
France	267	1,160	640	1,749
Switzerland	370	131	441	200
Great Britain	261	236	710	510
Others	643	943	1,149	1,626
Asia Pacific	600	449	1,430	1,217
China	295	135	492	328
South Korea	258	181	346	307
Others	47	133	592	582
Americas	1,884	1,123	3,869	2,275
United States	1,859	1,115	3,807	2,254
Others	25	8	62	21
Total	5,050	5,262	10,615	10,314